Leases - Future Minimum Lease Payments (Details) - Suezmax, Aframax and LR2 Vessels [Member] $ in Thousands	Jun. 30, 2019 USD ($)
Finance Leased Assets [Line Items]
Finance Lease, Liability, Payments, Remainder of Fiscal Year	$ 30,336
Finance Lease, Liability, Payments, Due Year Two	56,364
Finance Lease, Liability, Payments, Due Year Three	56,202
Finance Lease, Liability, Payments, Due Year Four	56,193
Finance Lease, Liability, Payments, Due Year Five	56,184
Finance Lease, Liability, Payments, Due after Year Five	376,750
Finance Lease Obligations [Member]
Finance Leased Assets [Line Items]
Finance Lease, Liability, Undiscounted Excess Amount	$ 203,200